Quarterly Holdings Report
for
Fidelity Freedom® Blend Retirement Fund
December 31, 2025
FBF-YIN-NPRT3-0226
1.9892458.107
Bond Funds - 63.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,103,826	40,381,646
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	12,986	98,432
Fidelity Series Corporate Bond Fund (b)	1,411,234	13,378,494
Fidelity Series Emerging Markets Debt Fund (b)	129,570	1,105,233
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	29,498	281,411
Fidelity Series Floating Rate High Income Fund (b)	21,568	189,799
Fidelity Series Government Bond Index Fund (b)	2,425,447	22,362,618
Fidelity Series High Income Fund (b)	112,005	997,967
Fidelity Series International Developed Markets Bond Index Fund (b)	1,122,900	9,522,195
Fidelity Series Investment Grade Bond Fund (b)	2,035,064	20,737,303
Fidelity Series Investment Grade Securitized Fund (b)	1,388,632	12,678,209
Fidelity Series Long-Term Treasury Bond Index Fund (b)	931,654	5,021,617
Fidelity Series Real Estate Income Fund (b)	19,228	194,399
TOTAL BOND FUNDS (Cost $131,766,793)		126,949,323

Domestic Equity Funds - 14.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	264,992	6,089,523
Fidelity Series Commodity Strategy Fund (b)	26,687	2,581,924
Fidelity Series Large Cap Growth Index Fund (b)	130,820	3,901,043
Fidelity Series Large Cap Stock Fund (b)	138,141	3,688,357
Fidelity Series Large Cap Value Index Fund (b)	403,725	7,359,902
Fidelity Series Small Cap Core Fund (b)	114,529	1,548,429
Fidelity Series Small Cap Opportunities Fund (b)	45,789	742,691
Fidelity Series Value Discovery Fund (b)	154,161	2,625,363
TOTAL DOMESTIC EQUITY FUNDS (Cost $22,208,353)		28,537,232

International Equity Funds - 12.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	124,782	2,464,438
Fidelity Series Emerging Markets Fund (b)	132,589	1,556,599
Fidelity Series Emerging Markets Opportunities Fund (b)	256,401	6,320,278
Fidelity Series International Growth Fund (b)	177,695	3,395,751
Fidelity Series International Index Fund (b)	83,305	1,258,733
Fidelity Series International Small Cap Fund (b)	129,280	2,312,826
Fidelity Series International Value Fund (b)	220,973	3,447,179
Fidelity Series Overseas Fund (b)	227,574	3,397,676
Fidelity Series Select International Small Cap Fund (b)	11,239	155,329
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,935,375)		24,308,809

Short-Term Funds - 7.5%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	333,953	3,362,907
Fidelity Series Treasury Bill Index Fund (b)	1,153,125	11,485,123
TOTAL SHORT-TERM FUNDS (Cost $14,789,821)		14,848,030

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	80,000	79,898
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	170,000	169,664
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	110,000	109,710
US Treasury Bills 0% 1/8/2026 (d)	3.89	90,000	89,948
US Treasury Bills 0% 3/19/2026 (d)	3.56	30,000	29,777
US Treasury Bills 0% 3/5/2026 (d)	3.65	20,000	19,877
TOTAL U.S. TREASURY OBLIGATIONS (Cost $498,761)			498,874

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	264,079	264,131
Fidelity Series Government Money Market Fund (b)(f)	3.84	3,441,062	3,441,062
TOTAL MONEY MARKET FUNDS (Cost $3,705,198)			3,705,193

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $190,904,301)	198,847,461
NET OTHER ASSETS (LIABILITIES) - 0.0%	(38,556)
NET ASSETS - 100.0%	198,808,905

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2	3/2026	290,210	1,307

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	76	3/2026	8,722,188	(49,514)
CBOT US Treasury Long Bond Contracts (United States)	13	3/2026	1,497,844	(16,986)

TOTAL INTEREST RATE CONTRACTS				(66,500)

TOTAL LONG				(65,193)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	6	3/2026	749,400	14,540
CME E-Mini S&P 500 Index Contracts (United States)	10	3/2026	3,446,250	1,070
ICE MSCI Emerging Markets Index Contracts (United States)	2	3/2026	141,140	25

TOTAL SHORT				15,635

TOTAL FUTURES CONTRACTS				(49,558)
The notional amount of long futures as a percentage of Net Assets is 5.3%.
The notional amount of short futures as a percentage of Net Assets is 2.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $498,874.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	671,554	2,102,658	2,510,080	12,196	4	(5)	264,131	264,079	0.0%
Total	671,554	2,102,658	2,510,080	12,196	4	(5)	264,131

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	35,863,370	11,789,508	6,787,806	1,540,932	11,632	(495,058)	40,381,646	4,103,826
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	93,307	28,469	21,118	4,178	(108)	(2,118)	98,432	12,986
Fidelity Series Blue Chip Growth Fund	4,498,001	2,007,061	1,765,284	207,957	(7,627)	1,357,372	6,089,523	264,992
Fidelity Series Canada Fund	1,072,167	1,402,058	316,780	50,438	1,439	305,554	2,464,438	124,782
Fidelity Series Commodity Strategy Fund	359,989	2,288,626	95,645	22,515	741	28,213	2,581,924	26,687
Fidelity Series Corporate Bond Fund	13,302,169	3,570,118	3,723,801	485,111	(99,852)	329,860	13,378,494	1,411,234
Fidelity Series Emerging Markets Debt Fund	960,512	270,424	194,534	47,811	245	68,586	1,105,233	129,570
Fidelity Series Emerging Markets Debt Local Currency Fund	273,335	75,304	86,750	18,639	(1,259)	20,781	281,411	29,498
Fidelity Series Emerging Markets Fund	1,437,780	389,674	650,896	39,133	43,267	336,774	1,556,599	132,589
Fidelity Series Emerging Markets Opportunities Fund	5,738,631	1,628,109	2,589,661	164,630	135,535	1,407,664	6,320,278	256,401
Fidelity Series Floating Rate High Income Fund	174,594	51,276	35,187	10,800	(240)	(644)	189,799	21,568
Fidelity Series Government Bond Index Fund	21,559,555	6,276,235	5,555,565	630,642	(1,153)	83,546	22,362,618	2,425,447
Fidelity Series Government Money Market Fund	3,770,392	1,360,932	1,690,262	121,842	-	-	3,441,062	3,441,062
Fidelity Series High Income Fund	861,317	290,534	190,008	51,579	861	35,263	997,967	112,005
Fidelity Series International Developed Markets Bond Index Fund	8,723,154	2,614,007	1,664,654	368,312	(7,358)	(142,954)	9,522,195	1,122,900
Fidelity Series International Growth Fund	2,475,945	1,499,129	758,853	259,058	7,787	171,743	3,395,751	177,695
Fidelity Series International Index Fund	977,052	378,704	274,172	41,496	4,418	172,731	1,258,733	83,305
Fidelity Series International Small Cap Fund	2,371,445	469,131	730,741	307,194	92,491	110,500	2,312,826	129,280
Fidelity Series International Value Fund	2,732,053	1,401,963	1,087,318	334,735	43,542	356,939	3,447,179	220,973
Fidelity Series Investment Grade Bond Fund	20,464,779	5,515,639	5,495,204	674,777	(20,450)	272,539	20,737,303	2,035,064
Fidelity Series Investment Grade Securitized Fund	12,870,611	3,229,022	3,655,182	443,527	(73,752)	307,510	12,678,209	1,388,632
Fidelity Series Large Cap Growth Index Fund	2,863,250	1,270,234	1,024,102	36,565	784	790,877	3,901,043	130,820
Fidelity Series Large Cap Stock Fund	2,636,920	1,441,913	863,840	315,666	8,899	464,465	3,688,357	138,141
Fidelity Series Large Cap Value Index Fund	5,514,562	2,788,751	1,462,434	247,782	(3,739)	522,762	7,359,902	403,725
Fidelity Series Long-Term Treasury Bond Index Fund	5,759,652	1,562,292	2,177,593	163,355	(441,837)	319,103	5,021,617	931,654
Fidelity Series Overseas Fund	2,573,617	1,420,198	685,055	273,000	3,032	85,884	3,397,676	227,574
Fidelity Series Real Estate Income Fund	177,696	49,621	35,188	9,145	(23)	2,293	194,399	19,228
Fidelity Series Select International Small Cap Fund	32,579	114,863	17,268	4,499	1,672	23,483	155,329	11,239
Fidelity Series Short-Term Credit Fund	3,136,825	908,359	690,726	116,559	(268)	8,717	3,362,907	333,953
Fidelity Series Small Cap Core Fund	1,267,151	378,655	381,404	12,148	(9,350)	293,377	1,548,429	114,529
Fidelity Series Small Cap Opportunities Fund	563,349	222,585	155,147	29,790	(2,862)	114,766	742,691	45,789
Fidelity Series Treasury Bill Index Fund	10,965,420	3,411,092	2,903,800	350,169	(1,451)	13,862	11,485,123	1,153,125
Fidelity Series Value Discovery Fund	1,981,013	970,541	491,418	145,077	(3,351)	168,578	2,625,363	154,161
	178,052,192	61,075,027	48,257,396	7,529,061	(318,335)	7,532,968	198,084,456

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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